STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS

NOTE 13. STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS

The Company accounts for share-based compensation stock options and restricted stock units, and non-employee stock warrants under ASC 718, whereby costs are recorded based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable, utilizing the Black-Scholes pricing model for stock options and warrants, and the closing price of our common stock on the grant date for restricted stock units. Unless otherwise provided for, the Company covers equity instrument exercises by issuing new shares.

Stock Warrants

During March, April and May 2021, the Company issued through the Offering convertible notes payable with warrants, (see Note 9), to purchase up to 334,167 shares of our common stock at an exercise price of $9 per share. The warrants expire two years after the date of issuance.

On September 28, 2021 and March 30, 2022 the Company issued through the sale of the Debenture Original Warrants and New Warrants, (see Note 8), to purchase up to 406,504 and 101,626, respectively, shares of our common stock at an exercise price of $6 per share. The warrants expire seven years after the date of issuance.

On May 18, 2022, the Company issued through an underwritten public offering 4,705,884 warrants (the “Offering Warrants”), 424,116 Underwriter Warrants, and 141,177 Representative Warrants to purchase common stock of the Company at exercise prices of $4.25, $4.25 and $5.3125, respectively. The Offering Warrants and Underwriter Warrants expire five years from the date of issuance and were valued using the Monte Carlo simulation option pricing model. The Representative Warrants expire five years from the date of issuance and were valued using the Black-Scholes pricing model. The aggregate fair value of the Offering Warrants, Underwriter Warrants and Representative Warrants at June 30, 2022 are approximately $5,700,000.

The total outstanding balance of all stock warrants in the Company is 6,209,267 and 836,464 at June 30, 2022 and December 31 2021, respectively. There were 5,372,803 detached free-standing stock warrants granted during the six-month period ended June 30, 2022, and 334,167 detached free-standing stock warrants granted during the six-month period ended June 30, 2021. The fair value of these non-employee stock warrants granted during the six-month periods ended June 30, 2022 and 2021 totaled $6,441,108 and $1,092,708, respectively, and were determined using the Monte Carlo simulation and Black-Scholes option pricing models based on the following assumptions:

	June 30, 2022	June 30, 2021
Exercise Price	$4.25-6.00	$9.00
Dividend Yield	0%	0%
Volatility	110–160%	158%
Risk-free Interest Rate	2.45-2.89%	0.14%
Life of Warrants	5 – 7 Years	2 Years

The following table summarizes the changes in the Company’s outstanding warrants during the six-month periods ended June 30, 2022 and 2021:

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	194,772	$1.50– 6.00	3.80 Years	$2.82	$1,173,737
Warrants Granted	334,167	$9.00	1.79 Years	$9.00	$952,375
Warrants Exercised	(58,979)	$1.50		$1.50
Warrants Expired	-
Balance at June 30, 2021	469,960	$1.50– 9.00	2.52 Years	$7.38	$2,099,093

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2021	836,464	$1.50– 9.00	3.04 Years	$6.78	$1,784,838
Warrants Granted	5,372,803	$4.25– 6.00	4.92 Years	$4.31	$-
Warrants Exercised	-
Warrants Expired/Forfeited	-
Balance at June 30, 2022	6,209,267	$1.50– 9.00	4.74 Years	$4.64	$-

Share-Based Compensation

On October 24, 2019, the Company’s 2019 Equity Incentive Plan (the “Plan”) went effective authorizing 1,282,823 shares of Company common stock for issuance as stock options and restricted stock units (“RSUs”) to employees, directors or consultants. The Plan was approved by the Company’s Board of Directors and the holders of a majority of the Company’s voting stock on September 9, 2019. In January 2022, the stockholders ratified a further authorization of shares of common stock for a total of 1,733,333 shares subject to the Plan.

The Company generally recognizes share-based compensation expense on the grant date and over the period of vesting or period that services will be provided.

Stock Options

As of June 30, 2022 and December 31, 2021, the Company has granted stock options to acquire 1,106,587 and 1,036,588 shares of common stock under the plan, respectively. As of June 30, 2022, the plan has 846,269 vested options and 277,087 non-vested options. As of December 31, 2021, the plan had 618,841 vested shares and 417,747 non-vested shares. The stock options are held by our officers, directors, employees, and certain key consultants.

In total for the six-months ended June 30, 2022 and 2021, the Company recorded in general and administrative expense $926,456 and $243,023, respectively, of share-based compensation expense related to stock options. The unrecognized compensation expense as of June 30, 2022, was approximately $1,707,554 for non-vested share-based awards to be recognized over periods of approximately four months to two years and seven months.

In applying the Black-Scholes options pricing model, assumptions used to compute the fair value of the stock options granted during the six-month periods ended June 30, 2022 and 2021 were as follows:

	June 30, 2022	June 30, 2021
Exercise Price	$8.2500 – 9.0750	$8.3100
Dividend Yield	0%	0%
Volatility	191% - 192% %	152%-158%
Risk-free Interest Rate	0.78% - 1.52%	0.27%-0.34%
Life of Options	2 – 3 Years	2 – 5 Years

The following table summarizes the changes in the Company’s outstanding stock options during the six-month periods ended June 30, 2022 and 2021:

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	857,409	$0.7902 – 9.9000	7.45 Years	$1.4997	$6,302,277
Options Granted	129,167	8.3160 – 10.1310	2.94 Years	9.8562	257,540
Options Exercised	-
Options Cancelled	-
Options Expired/Forfeited	-
Balance at June 30, 2021	986,576	$0.7902 – 10.1310	7.21 Years	$2.5938	$9,132,060

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2021	1,053,356	$0.7903 – 10.74	6.21 Years	$3.3900	$5,804,517
Options Granted	70,000	$8.25 – 9.0750	1.58 Years	$8.2893	$-
Options Exercised	-
Options Cancelled	-
Options Expired/Forfeited	-
Balance at June 30, 2022	1,123,356	$0.7903 – 10.7250	5.46 Years	$3.7042	$-
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Exercisable at December 31, 2021	635,609	$0.7903 - 10.7400	6.70 Years	$1.5861	$4,655,089
Exercisable at June 30, 2022	846,269	$0.7903 – 10.7250	6.45 Years	$2.5032	$-

Restricted Stock Units

The Plan provides for the grant of RSUs.  RSUs are settled in shares of the Company’s common stock as the RSUs become vested. In January and February 2022, the Company granted 16,667 service based RSUs to an executive officer and 25,000 service based RSUs to a director, respectively. All RSUs granted in 2022 vest the earlier of the expiration of any lock-up period that includes the securities of the Company owned by the Plan participant after the up list of the Company to a national exchange or January 1, 2023.  On January 12, 2022, 16,667 shares of the Company’s common stock were issued for the RSUs vested during 2021. On June 8, 2022, 16,666 shares of the Company’s common stock were issued to a consultant for RSUs vested in May 2022.

The following table summarizes RSU activity under the Plan for the six-month periods ended June 30, 2022 and 2021:

	RSUs	Weighted Average Grant Date Fair Value Per Share	Weighted Average Vesting Period
Unvested at December 31, 2020	71,667	$8.7460	1.70 Years
Granted	3,333	9.2100	1.50 Years
Vested	-
Unvested at June 30, 2021	75,000	$8.7667	1.21 Years

	RSUs	Weighted Average Grant Date Fair Value Per Share	Weighted Average Vesting Period
Unvested at December 31, 2021	133,585	$8.56	0.97 Years
Granted	41,667	6.92	0.52 Years
Vested	(16,667)	7.50
Unvested at June 30, 2022	158,585	$8.17	0.49 Years

In total for the six-months ended June 30, 2022 and 2021, the Company recorded in general and administrative expense $751,607 and $102,297, respectively, of share-based compensation expense related to RSU’s. As of June 30, 2022, total estimated compensation costs of RSUs granted and outstanding but not yet vested was $515,941 which is expected to be recognized over the weighted average period of six-months.

Executive Officers Stock Options and RSUs

The Company has 387,404 and 823,482 outstanding executive officers stock options exercisable at $0.7902 to $10.1400 and $0.7902 to $10.1400 per share as of June 30, 2022 and December 31, 2021, respectively.  The Company has 57,626 and 61,919 unvested RSUs granted to executive officers as of June 30, 2022 and December 31, 2021, respectively.

NOTE 15.  STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS

The Company accounts for share-based compensation stock options and restricted stock units, and non-employee stock warrants under ASC 718, whereby costs are recorded based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable, utilizing the Black-Scholes pricing model for stock options and warrants, and the closing price of our common stock on the grant date for restricted stock units. Unless otherwise provided for, the Company covers equity instrument exercises by issuing new shares.

Stock Warrants

On August 8, 2019, the Company entered into an 8% Series A-1 Convertible Preferred Stock Investment agreement with First Capital Ventures, LLC (“FCV”), an entity controlled by a beneficial owner of the Company. FCV set up a special purpose vehicle (“SPV”) or SOBR SAFE, LLC, an entity controlled by a beneficial owner of the Company, that purchased 1,000,000 of the 8% Series A-1 Convertible Preferred Shares at $1.00 per share on December 12, 2019. Upon purchase, the Company issued the SPV through FCV a three-year warrant to purchase 48,106 shares of the Company’s common stock at an exercise price of $3.118125 per share. The number of warrants outstanding to the SPV through FCV at December 31, 2021 and December 31, 2020 are 48,106 and 48,106, respectively.

On May 4, 2020, the Company entered into an agreement with a vendor to provide investor relations services.  Under the terms of the agreement, the Company issued warrants to purchase up to 40,000 shares of our common stock at an exercise price of $6.00 per share. The warrants expire five years after the date of issuance. Approximately $220,000 of expense was recognized for the warrants issued for the services provide by the vendor.  In 2021, the vendor agreed to forfeit the warrants back to the Company.

On June 5, 2020, upon closing of the Transaction, the Company entered into a Waiver Under Asset Purchase Agreement and Post-Closing Covenant Agreement under which we issued warrants to IDTEC to purchase up to 106,667 shares of our common stock (post-split) at an exercise price of $1.50 per share. The warrants expire five years after the date of issuance, (see Note 3).  The number of warrants outstanding at December 31, 2021 and December 31, 2020 are 47,687 and 106,667, respectively.

During March, April and May 2021, the Company issued through the Offering convertible notes payable with warrants, (see Note 10), to purchase up to 334,167 shares of our common stock at an exercise price of $9 per share. The warrants expire two years after the date of issuance.

On September 28, 2021, the Closing Date, the Company issued through the sale of the Debenture (see Note 9), warrants to purchase up to 406,504 shares of our common stock at an exercise price of $6 per share. The warrants expire five years after the date of issuance.

The total outstanding balance of all non-employee stock warrants in the Company is 836,464 and 194,772 at December 31, 2021 and December 31 2020, respectively. There were 740,671 non-employee detached free-standing stock warrants granted during the year ended December 31, 2021 and 146,667 non-employee detached free-standing stock warrants granted during the year ended December 31, 2020. The fair value of these non-employee stock warrants granted during the years ended December 31, 2021 and 2020 totaled $1,939,756 and $915,124, respectively, and were determined using the Black-Scholes option pricing model based on the following assumptions:

	December 31, 2021	December 31, 2020
Exercise Price	$9.00-$6.00	$1.50-$6.00
Dividend Yield	0%	0%
Volatility	120%-158%	153% - 154%
Risk-free Interest Rate	0.14%- 0.98%	0.19% – 0.29%
Life of Warrants	2-5 Years	5 Years

The following table summarizes the changes in the Company’s outstanding warrants during the years ended December 31, 2020 and 2021:

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	199,471	$0.39912 -3.118125	3.97 Years	$1.0776	$1,276,870
Warrants Granted	146,667	$1.50 - 6.00	4.41 Years	$2.7273	$898,000
Warrants Exercised	(151,366)	$0.39912 - 0.45897		$0.4353
Warrants Expired	-
Balance at December 31, 2020	194,772	$1.50 – 6.00	3.80 Years	$2.8239	$1,173,737
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	194,772	$1.50 – 6.00	3.80 Years	$2.8239	$1,173,737
Warrants Granted	740,671	$9.00-6.00	3.15 Years	$7.3500	$1,152,852
Warrants Exercised	(58,979)	$1.50		$1.5000
Warrants Expired/Forfeited	(40,000)	$6.00		$6.0000
Balance at December 31, 2021	836,464	$1.50 – 9.00	3.04 Years	$6.7800	$1,784,838

Share-Based Compensation

On October 24, 2019, the Company’s 2019 Equity Incentive Plan (the “Plan”) went effective authorizing 1,282,823 shares of Company common stock for issuance as stock options and restricted stock units (“RSUs”) to employees, directors or consultants. The Plan was approved by the Company’s Board of Directors and the holders of a majority of the Company’s voting stock on September 9, 2019. The plan’s number of authorized shares is 1,282,823.  In January 2022, the stockholders ratified a further authorization of shares of common stock for a total of 1,733,333 shares subject to the Plan.

The Company generally recognizes share-based compensation expense on the grant date and over the period of vesting or period that services will be provided.

Stock Options

As of December 31, 2021 and December 31, 2020, the Company has granted Plan stock options to acquire 1,036,587 and 840,641 shares of common stock, respectively. As of December 31, 2021, the Plan has 618,840 vested shares and 417,747 non-vested shares. As of December 31, 2020, the Plan had 400,723 vested shares and 439,918 non-vested shares.   The stock options are held by our officers, directors, employees, and certain key consultants.

During 2021, under the Plan, the Company granted stock options to acquire 386,667 shares of its common stock at exercise prices ranging from $8.31 to $10.74.  The weighted average fair value of the options granted was approximately $3,074,000.  The stock options vest monthly and quarterly over 6 months to 3-year terms.  A total of 42,227 stock options were vested as of December 31, 2021.  None of the vested stock options have been exercised and no shares have been issued as December 31, 2021.

For the years ended December 31, 2021 and 2020, the Company recorded in general and administrative expense $723,261 and $239,478, respectively, of share-based compensation related to the stock options. The unrecognized compensation expense as of December 31, 2021 was approximately $2,200,000 for non-vested share-based awards to be recognized over periods of approximately five months to three years.

In applying the Black-Scholes options pricing model, assumptions used to compute the fair value of the stock options granted during the year ended December 31, 2021 and 2020 were as follows:

	December 31, 2021	December 31, 2020
Exercise Price	$8.31-10.74	$4.9350-9.90
Dividend Yield	0%	0%
Expected Volatility	138%-198%	162%-181%
Risk-free Interest Rate	0.10%-0.79%	0.19%-0.43%
Expected Life	2.7- 6.2 years	1-2.7 years

The following table summarizes the changes in the Company’s outstanding stock options during the years ended December 31, 2020 and 2021:

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	793,747	$0.7902 – 3.1170	9.00 Years	$0.8283	$5,238,080
Granted	23,965	$4.95-9.90	2.39 Years	$6.4500	$57,815
Exercised	(15,302)	$3.117
Cancelled/Expired/Forfeited	-	-
Balance at December 31, 2020	802,409	$0.792 – 9.90	7.86 Years	$1.0077	$6,292,844

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	802,409	$0.792 – 9.90	7.86 Years	$1.0077	$6,292,844
Granted	386,667	$8.31 – 10.74	3.87 Years	$9.6900	$(301,815)
Exercised	(24,369)	$0.79		$0.7902
Cancelled/Expired/Forfeited	(111,351)	$0.7902-9.87		$8.5800
Balance at December 31, 2021	1,053,356	$0.7903 – 10.74	6.21 Years	$3.3900	$5,804,517

Exercisable at December 31, 2020	417,491	$0.7902 – 9.90	7.4 Years	$0.9495	$3,299,006
Exercisable at December 31, 2021	635,609	$0.7903 – 10.74	6.7 Years	$1.5861	$4,655,089

Restricted Stock Units

The Plan provides for the grant of RSUs.  RSUs are settled in shares of the Company’s common stock as the RSUs become vested.  On January 12, 2022, 16,667 shares of the Company’s common stock was issued for the RSUs vested during 2021.  In October and November 2020, the Company granted 55,000 service-based RSUs to a director vesting the earlier of the expiration of any lock-up period that includes the securities of the Company owned by the Plan participant after the up lift of the Company to a national exchange or January 1, 2023.  In November 2020, the Company granted 16,667 performance based RSUs to a consultant vesting over a period of one year.  In May 2021, the Company granted 3,333 service based RSUs to an executive officer.  In September 2021, the Company granted 41,919 service based RSUs to executive officers and 50,000 service based RSUs to its legal counsel.  In October 2021, the Company granted 16,667 service based RSUs to an executive officer. All RSUs granted in 2021 vest the earlier of the expiration of any lock-up period that includes the securities of the Company owned by the Plan participant after the up list of the Company to a national exchange or January 1, 2023.

The following table summarizes RSU activity under the Plan for the years ended December 31, 2020 and 2021:

	RSUs	Weighted Average Grant Date Fair Value Per Share	Weighted Average Vesting Period
Unvested at December 31, 2019	-	$-	-
Granted	71,667	$8.76	1.69 Years
Unvested at December 31, 2020	71,667	$8.76	1.54 Years
Granted	78,585	$8.52	1.35 Years
Vested	(16,667)	$8.97
Unvested at December 31, 2021	133,585	$8.58	1.00 Years

For the years ended December 31, 2021 and 2020, the Company recorded in stock-based compensation expense $364,057 and none, respectively, of RSU based compensation.  The fair value of RSUs granted during the years ended December 31, 2021 and 2020 was $669,750 and $626,800, respectively.  As of December 31, 2021, total estimated compensation costs of RSUs granted and outstanding but not yet vested was $932,493 which is expected to be recognized over 1 year.

Executive Officers Stock Options and RSUs

The Company has 832,482 outstanding executive officers stock options exercisable at $0.79023 to $10.14 per share with a weighted average remaining contractual life of 6.9 years as of December 31, 2021 and 689,517 outstanding executive stock options exercisable at $0.79023 per share with a weighted average remaining contractual life of 8.7 years as of December 31, 2020. The Company has 61,919 unvested RSUs granted to executive officers with a remaining weighted average vesting period of 1 year as of December 31, 2021.  There were no unvested RSUs granted to executive officers as of December 31, 2020.

On October 25, 2019, the Company granted Charles Bennington, one of the Company’s former executive officers, options to acquire 8,018 shares of the Company’s common stock under the Plan. The stock options have an exercise price of $0.7905 and vest quarterly over a one-year period commencing January 1, 2020. The stock options have a five-year term. A total of 8,018 vested options were exercised in 2021 and shares have been issued as of December 31, 2021.

On October 25, 2019, the Company granted Nick Noceti, the Company’s former Chief Financial Officer, options to acquire 8,018 shares of the Company’s common stock under the Plan. The stock options have an exercise price of $0.7905 and vest quarterly over a two-year period commencing January 1, 2020. The stock options have a five-year term. On termination of services in June of 2020 the vesting period ceased and the period to exercise the vested options expired in 2021 without the vested options being exercised.  The options to acquire 8,018 shares were forfeited and cancelled in 2021.

On October 25, 2019, the Company entered into an Employment Agreement with Kevin Moore to serve as the Company’s Chief Executive Officer which was amended when he resigned from that position in October 2021. Under the terms of the agreement, the Company granted Kevin Moore stock options under the Plan to acquire 352,776 shares of its common stock at an exercise price of $0.7905. The stock options vest in 36 equal monthly installments of 9,799 shares during the term of his Employment Agreement. A total of 254,783 and 137,191 stock options were vested as of December 31, 2021 and December 31, 2020, respectively. None of the vested stock options have been exercised and no shares have been issued as of December 31, 2021 or December 31, 2020. In September 2021, 20,959 RSUs were granted under the Plan for executive services bonus.  The RSUs per share weighted average fair value at grant date was $8.85 with a weighted average vesting period of 1 year as of December 31, 2021. The RSUs vest the earlier of the expiration of any lock-up period that includes the securities of the Company owned by the Plan participant after the up lift of the Company to a national exchange or January 1, 2023.

On October 25, 2019, the Company entered into an Employment Agreement with David Gandini to serve as the Company’s Chief Revenue Officer and subsequently as the Company’s Chief Executive Office effective October 2021. Under the terms of the agreement, the Company granted David Gandini stock options under its 2019 Equity Compensation Plan to acquire 240,529 shares of its common stock at an exercise price of $0.7905. The stock options vest in 36 equal monthly installments of 6,681 shares during the three-year term of his Employment Agreement. David Gandini was also granted an aggregate of 80,176 additional option shares (the “Pre-Vesting Option Shares”) to vest as follows: (i) 66,813 Pre-Vesting Option Shares representing the monthly vesting option shares for the ten months ended October 31, 2019 to vest on November 1, 2019; and (ii) the remaining 13,363 Pre-Vesting Option Shares representing the monthly vesting option shares for the two months ended December 31, 2019 shall vest on January 1, 2020. The stock options have a ten-year term.  A total of 253,892 and 173,715 stock options were vested as of December 31, 2021 and December 31, 2020, respectively. None of the vested stock options have been exercised and no shares have been issued as of December 31, 2021 or December 31, 2020. In September 2021, 20,959 RSUs were granted under the Plan for executive services bonus.  The RSUs per share weighted average fair value at grant date was $8.85 with a weighted average vesting period of 1 year as of December 31, 2021. The RSUs vest the earlier of the expiration of any lock-up period that includes the securities of the Company owned by the Plan participant after the up lift of the Company to a national exchange or January 1, 2023.

On August 17, 2021, the Company entered into an Employment Agreement with Scott Bennett to serve as the Company’s Executive Vice President of Business Operations beginning on October 18, 2021.  Under the terms of the agreement, the Company granted Scott Bennett under the Plan stock options to acquire 33,333 shares of our common stock at an exercise price of $9.21 per share and 16,667 RSUs.  The stock options vest in equal quarterly installments over a two-year period during the term of his Employment Agreement.  The RSUs per share weighted average fair value at grant date was $8.40. Prior to his hiring as an executive officer, under a prior employment agreement with the Company he was granted in May 2021 under the Plan stock options to acquire 33,333 shares of our common stock at an exercise price of $10.14 and 3,333 RSUs pursuant to a prior consulting arrangement with the Company.  The stock options vest in equal monthly installments over a three-year period. The RSUs per share weighted average fair value at grant date was $10.14. A total of 12,500 stock options were vested as of December 31, 2021. None of the vested stock options have been exercised and no shares have been issued as of December 31, 2021. The RSUs weighted average vesting period is 1 year as of December 31, 2021. The RSUs vest the earlier of the expiration of any lock-up period that includes the securities of the Company owned by the Plan participant after the up lift of the Company to a national exchange or January 1, 2023.

On October 18, 2021, the Company entered into an Employment Agreement with Michael Watson to serve as the Company’s Executive Vice President of Sales and Marketing and Revenue Officer.  Under the terms of the agreement, the Company granted Michael Watson under the Plan stock options to acquire 83,333 shares of our common stock at an exercise price of $9.21 per share. The stock options vest in equal quarterly installments over a two-year period during the term of his Employment Agreement. A total of 10,417 stock options were vested as of December 31, 2021. None of the vested stock options have been exercised and no shares have been issued as of December 31, 2021.